EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - USD ($) shares in Millions				3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Oct. 16, 2023	Jul. 26, 2023	Mar. 29, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Aug. 09, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares					95.00%
Interest free loans					$ 2,000,000
Description of nature of benefits provided by plan					Employees with a gross salary of certain higher ranges will receive 60% of their salary as cash compensation and the remaining 40% in Company shares. Employees with certain middle ranges will receive 80% of their salary as cash compensation and the remaining 20% in Company shares. Employees with a gross salary with certain lower ranges will continue to receive 100% of their salary in cash
Cost of assets acquired					$ 111,151	$ 79,455		$ 1,420,885
Depreciation					25,038	325,470		$ 705,651	$ 640,485
Depreciation included in cost of revenue					0	$ 146,663
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares				95.00%
Description of equity compensation plan	The Plan is devised to that the CEO has the opportunity to earn his way back to a 20% shareholding in the Company, on the basis of achieving a market capitalization for the Company of at least $1 Billion within ten years. The grants are over the period of 10 years, starting from December 31, 2023 and ending on December 31, 2033, 10 tranches of restricted share are awarded to the CEO based on the terms of this Plan. The restricted shares for each of the 10 tranches will be vested in the month after each of the market capitalization goals in the table below are achieved, based on the average market capitalization over a 20-day trading period, together with achieving an additional one operational goal from any row of the revenue goals column or adjusted EBITDA goals column located within the Plan document
Convertible debt obligation [member]
IfrsStatementLineItems [Line Items]
Loan Amount					$ 11,030,000.00
Number of shares converted					22.2
Convertible debt obligation [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Loan Amount							$ 5,900,000
Number of shares converted							17.3
Principal amount			$ 18,000,000.0
Number of shares issued upon conversion of debt				13.0
Bridge Note [Member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Face amount		$ 3,200,000
Original issue discount amount		200,000
Payment to bank		1,000,000
Proceeds form loan deposit		2,000,000
Aggregate of debt amount		4,000,000
Proceeds from loan deposit		$ 2,000,000